S000036164 [Member] Investment Strategy - ClearBridge Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund invests primarily in equity securities that, in the portfolio managers’ opinion, offer the potential for capital growth. The portfolio managers follow a value discipline in selecting securities, and therefore seek to purchase securities at large discounts to the portfolio managers’ assessment of the issuers’ intrinsic value. Intrinsic value, according to the portfolio managers, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. The portfolio managers take a long-term approach to investing. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The fund may invest in foreign securities, including securities of emerging market issuers.